SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Policies)	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the U.S. Securities Exchange Commission (the “SEC”).

Segment Information

Segment Information

The Company operates in three operating segments. Operating segments are determined in accordance with ASC 280, Segment Reporting (“ASC 280”) and are defined as components of an enterprise for which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”) to allocate resources and assess performance. The CODM reviews segment profit or loss as the measure of profitability, which is presented on an operating segment level for purposes of allocating resources and evaluating operating and financial performance.

The Company operates and manages its business units in the following three operating segments:

●	Software Defined Vehicles (“SDV”): relates to the development and sale of software systems designed for SDV, including IVI system software and other mobility-enhancing software products, conducted by Japanese subsidiaries.

●	Location-Based Services (“LBS”): relates to the development and licensing of in-vehicle navigation software systems, and other geographic data-based services for Business-to-Business (“B2B”) customers, mainly serving end users.

●	Other: primarily comprises software development services conducted by overseas subsidiaries designed for SDV, and Business-to-Consumer (“B2C”) mobile app services unrelated to in-vehicle navigation.

For more information regarding segment reporting, see Note 16 - Segment Information.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; and has the power to cast majority of votes at the meeting of the board or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders. All inter-company transactions have been eliminated upon consolidation.

Use of estimates and assumptions

Use of estimates and assumptions

In preparing the consolidated financial statements in conformity with the U.S. GAAP, the management is required to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. These estimates are based on information available as of the date of the consolidated financial statements. Significant estimates include the progress rate under the input method for revenue recognition, and the allocation of standalone selling price (“SSP”) in multiple-obligation agreements. Actual results could differ from those estimates.

Business Combinations

Business Combinations

The Company accounts for all business combinations using the acquisition method of accounting. The fair value of consideration transferred in a business combination is allocated between tangible and intangible assets acquired and liabilities assumed from the acquired business based on their estimated fair values, with the residual of the purchase price recorded as goodwill. If the fair value of the consideration transferred is less than the fair value of the net identifiable assets acquired, the difference is recognized as a gain on bargain purchase. Transaction costs associated with business combinations are expensed as incurred and are included in general and administrative expenses in the Company’s consolidated statements of income and comprehensive income. The results of operations of the acquired business are included in the Company’s results of operations from the date of acquisition.

During the fiscal year ended February 28, 2026, the Company completed two business acquisitions. On March 31, 2025, the Company acquired the NaviCon business from Denso Co., Ltd. pursuant to an acquisition agreement dated April 26, 2024. The acquired business is a smartphone-to-car navigation connectivity application with related operations and is intended to enhance the Company’s mobility service portfolio by integrating the platform. The total consideration for the acquisition was JPY150.0 million ($1.0 million), which was paid in cash on March 31, 2025. Acquisition-related costs of JPY2.0 million ($12.8 thousand) were recognized as expenses when incurred. The fair value of the identifiable net assets acquired was JPY256.8 million ($1.6 million). As such amount exceeded the purchase consideration, the acquisition resulted in a bargain purchase and the Company recognized a gain of JPY106.8 million ($0.7 million).

On April 1, 2025, the Company acquired a business relating to taxi dispatch system from Denso Ten Co., Ltd. pursuant to an acquisition agreement dated January 31, 2025. The acquired business is associated with the development, provision, and maintenance of taxi dispatch systems, and is intended to accelerate the Company’s existing business targeting at taxi companies under MMC. The total consideration for the acquisition was JPY55.0 million ($0.4 million), which was paid in cash on April 1, 2025. Acquisition-related costs of JPY6.5 million ($41.7 thousand) were recognized as expenses when incurred. The fair value of the identifiable net assets acquired was JPY13.5 million ($0.1 million). The excess of the purchase consideration over such net assets resulted in the recognition of goodwill of JPY41.5 million ($0.3 million), which has been assigned to the SDV reporting unit.

Non-controlling Interests

Non-controlling Interests

Non-controlling interests are classified as a separate component of equity in the consolidated balance sheets and consolidated statements of changes in equity. Additionally, net income attributable to non-controlling interests is reflected separately from consolidated net income in the consolidated statements of income and comprehensive income and changes in equity.

Currency Translation for Financial Statements Presentation

Currency Translation for Financial Statements Presentation

Translations of amounts from Japanese yen (“JPY”) into U.S. dollars (“US$”) for the convenience of the reader have been calculated at the exchange rate of JPY156.05 per US$1.00 on February 27, 2026, the last business day in fiscal year 2026, as published on the website of the United States Federal Reserve Board. No representation is made that the JPY amounts could have been, or could be, converted into US$ at such rate.

Foreign Currency

Foreign Currency

The Company maintains its books and records in its local currency, JPY, which is a functional currency as being the primary currency of the economic environment in which its operation is conducted. The Company’s subsidiaries in Thailand, the United States, and the Germany use their respective currencies Thailand Bhat (“THB”), US$, and Euro (“EUR”). The Company uses the JPY as its reporting currency.

Transactions denominated in foreign currencies are measured into the functional currency at the exchange rates at the end of the month preceding the transaction date. Monetary assets and liabilities denominated in foreign currencies are re-measured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses resulting from remeasurement are included in the consolidated statements of income and comprehensive income.

The Company uses the average exchange rate for the fiscal year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income, a component of equity.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies a five-step model that requires entities to exercise judgment when considering the terms of the contract(s), which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (vi) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

In accordance with ASC Topic 606, Revenue from Contracts with Customers, the Company accounts for a customer contract when both parties have approved the contract and are committed to perform their respective obligations, each party’s rights can be identified, payment terms can be identified, the contract has commercial substance, and it is probable that the Company will collect substantially all of the consideration to which they are entitled. The Company evaluates its contracts with customers to identify the promised goods or services and recognizes revenue for the identified performance obligations at the amount the Company expects to be entitled to in exchange for those goods or services. A performance obligation is a promise in a contract to transfer a distinct good or service to a customer. Revenue is recognized when, or as, performance obligations are satisfied, and control has transferred to the customer.

The Company disaggregates its revenue into three categories: (i) software development services, (ii) licensing, and (iii) other software-related services.

Software development services

The Company generates revenue from software development services. This includes the design and delivery of custom automotive software based on the Company’s proprietary IVI platform. The platform supports a range of functions, such as navigation, multimedia, and connectivity across Android- and Linux-based environments, and enables efficient, modular development for a variety of customer requirements.

Contracts are entered into for the development of defined software modules or functionalities in accordance with customer specifications. Development activities are primarily performed by internal engineering teams, with certain components or tasks subcontracted to third-party service providers when necessary. Contract durations are generally within one year.

Each contract is accounted for as a single performance obligation, with the transaction price fixed and stated in the contract.

Aside from individual contracts, the Company also engages in a long-term collaboration with a particular customer. While this collaboration spans multiple years, the customer’s procurement process follows an annual cycle. Within the same fiscal year, multiple purchase orders are issued under the umbrella of a broader development roadmap. These orders are scoped, reviewed, and approved within a limited timeframe, generally at the beginning of the fiscal year, and are aligned with a common commercial objective. Although formalized as separate purchase orders, these engagements are substantively designed and managed as an integrated delivery. Each fiscal year’s development plan is therefore accounted for as a single performance obligation, as the work is structured and executed as a complete package under a framework contract with corresponding quarterly payments.

Revenue is recognized over time using an input method based on the ratio of direct costs incurred to total direct costs. Development activities are carried out in accordance with contractually defined specifications and executed through continuous engineering efforts without interim transfers. The nature of the work includes iterative coding, integration, and system implementation, through which value is conveyed to the customer as services are performed. The costs included in the measure of progress consist primarily of internal labor and subcontracted development services that directly contribute to performance. The software being developed has no alternative use to the Company, and the Company has an enforceable right to payment for performance completed to date.

Licensing

Under licensing arrangements, the Company grants customers rights to use its software modules, such as navigation engines, for a fixed term, which is in most cases between a three- and five-year time frame. These modules are generally integrated into in-vehicle systems by Tier 1 suppliers and licensed on a per-unit basis.

For contracts that bundle software licenses with map update service, the Company identifies each as a separate performance obligation and allocates the transaction price based on their respective SSP. The SSP for the software license is estimated using a cost-plus margin approach, applying a representative mark-up ratio. The SSP for the map update service is determined by reference to observable prices from similar standalone contracts with the same or comparable customers.

Revenue allocated to the software license is recognized at a point in time, under a sales-based royalty arrangement, calculated by applying a fixed per-unit rate multiplied by shipment volumes to original equipment manufacturers (“OEMs”) as reported by Tier 1 suppliers. Revenue allocated to map update services is recognized over time as the updates are provided throughout the license term.

Other Software-Related Services

The Company generates other software-related revenue primarily from after-sales maintenance and support services provided to customers who have licensed or developed software with the Company. Revenue from maintenance and support services is recognized over time, typically on a straight-line basis over the contractual service period, which is generally within one year, as the services are provided continuously and the customer receives the benefit of the services throughout the term.

The Company also earns revenue from bundled equipment-and-software arrangements, primarily through the Company’s Mvcube service. These arrangements are classified as sales-type leases, generally with five-year terms and monthly payments, with revenue recognized upon equipment delivery.

Disaggregation of Revenue

The following table presents the Company’s revenue from contracts with customers by reportable segment, including a reconciliation of the disaggregated revenue with the Company’s reportable segments (see Note 16 – Segment Information) and disaggregated by major product and service lines, timing of revenue recognition, and geographical markets for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026:

	For the Fiscal Year Ended February 29, 2024
	SDV	LBS	Other and Eliminations	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Major Product/Service Lines
Software Development Services	10,913,762	2,428,725	86,583	13,429,070
Licensing	392,256	2,972,349	-	3,364,605
Software-related Services	76,390	645,898	768	723,056
Total	11,382,408	6,046,972	87,351	17,516,731
Timing of Revenue Recognition
Transferred over time	10,938,081	2,763,825	87,351	13,789,257
Transferred at a point in time	444,327	3,283,147	-	3,727,474
Total	11,382,408	6,046,972	87,351	17,516,731
Geographical Markets
Japan	11,097,057	5,992,720	(830)	17,088,947
International	285,351	54,252	88,181	427,784
Total	11,382,408	6,046,972	87,351	17,516,731

	For the Fiscal Year Ended February 28, 2025
	SDV	LBS	Other and Eliminations	Total
	JPY	JPY	JPY	JPY
	(In thousands)
Major Product/Service Lines
Software Development Services	14,755,755	3,453,861	(1,031,416)	17,178,200
Licensing	464,661	2,710,267	202	3,175,130
Software-related Services	176,243	679,789	(90,058)	765,974
Total	15,396,659	6,843,917	(1,121,272)	21,119,304
Timing of Revenue Recognition
Transferred over time	14,865,657	3,972,526	(1,106,274)	17,731,909
Transferred at a point in time	531,002	2,871,391	(14,998)	3,387,395
Total	15,396,659	6,843,917	(1,121,272)	21,119,304
Geographical Markets
Japan	15,082,036	6,836,111	(1,348,229)	20,569,918
International	314,623	7,806	226,957	549,386
Total	15,396,659	6,843,917	(1,121,272)	21,119,304

	For the Fiscal Year Ended February 28, 2026
	SDV	LBS	Other and Eliminations	Total	Total
	JPY	JPY	JPY	JPY	US$
	(In thousands)
Major Product/Service Lines
Software Development Services	15,173,481	3,543,672	(1,195,599)	17,521,554	112,282
Licensing	309,193	2,919,605	-	3,228,798	20,691
Software-related Services	543,464	656,367	(54,393)	1,145,438	7,340
Total	16,026,138	7,119,644	(1,249,992)	21,895,790	140,313
Timing of Revenue Recognition
Transferred over time	15,576,537	5,004,325	(1,158,558)	19,422,304	124,462
Transferred at a point in time	449,601	2,115,319	(91,434)	2,473,486	15,851
Total	16,026,138	7,119,644	(1,249,992)	21,895,790	140,313
Geographical Markets
Japan	15,871,110	7,118,444	(1,430,756)	21,558,798	138,153
International	155,028	1,200	180,764	336,992	2,160
Total	16,026,138	7,119,644	(1,249,992)	21,895,790	140,313

Contract Assets and Contract Liabilities

Timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets are generated when contractual billing schedules differ from revenue recognition timing. An unbilled receivable is recorded in instances when revenue is recognized prior to invoicing, and amounts collected in advance of services being provided are recorded as contract liability.

Payment terms and conditions vary by contract type although standard billing terms are that payment is due upon receipt of invoice, generally payable within 30 to 60 days. The Company does not offer return rights for its products and services in the ordinary course of business, and contracts generally do not include customer acceptance clauses. In instances where the timing of revenue recognition differs from the timing of invoicing, the Company has determined that contracts generally do not include a significant financing component if the period between when the payment is received and when the Company transfers the promised goods or services to the customer will be one year or less.

(a) Contract balances

Information about receivables and contract liabilities from contracts with customers is as follows:

	As of February 28, 2025	As of February 28, 2026	As of February 28, 2026
	JPY	JPY	US$
	(In thousands)
Receivables from contracts with customers:
Accounts receivable, net	2,538,235	1,845,518	11,826
Contract assets	2,009,556	3,349,714	21,465
Contract liabilities:
Current portion of contract liabilities	708,035	1,410,253	9,038
Contract liabilities, non-current	723,188	877,430	5,623

The contract assets are subject to credit risk and reviewed in accordance with ASC 326, Financial Instruments-Credit Losses. An allowance for expected credit losses reflects losses expected over the remaining term of the contract asset and is determined based upon historical losses, customer-specific factors, and current economic conditions. The potential impact of credit losses on contract assets was nil as of February 28, 2025 and February 28, 2026.

Changes in the Company’s contract liabilities for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026 are as follows:

	For the Fiscal Years Ended
	February 29, 2024	February 28, 2025	February 28, 2026	February 28, 2026
	JPY	JPY	JPY	US$
	(In thousands)
Balance at beginning of year	1,052,398	1,261,174	1,431,223	9,172
Cash received in advance	1,112,136	1,448,855	2,137,401	13,697
Revenue recognized from opening balance of contract liabilities	(573,855)	(666,401)	(708,035)	(4,537)
Revenue recognized from contract liabilities arising during current year	(330,136)	(612,412)	(572,949)	(3,671)
Foreign exchange impact on ending balance	631	7	43	-
Balance at end of year	1,261,174	1,431,223	2,287,683	14,661

(b) Remaining performance obligations

Estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied as of February 28, 2026 is as follows:

	February 28, 2026	February 28, 2026
	JPY	US$
	(In thousands)
Within One Year	2,989,155	19,155
Two to Five Years	859,861	5,510
Greater than Five Years	77,785	498
	3,926,801	25,163

Warranty liability

Warranty liability provided to customers is accrued in accordance with management’s estimate. No claims were incurred for the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026.

As of February 28, 2025 and February 28, 2026, the warranty liability amounts were nil.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. The Company maintains its bank accounts primarily in Japan. The Company’s cash and cash equivalents accounts may exceed Japanese government insured limits, up to JPY10,000 thousand, from time to time and could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. As of February 28, 2025 and February 28, 2026, the Company’s cash equivalents, including time deposit with an initial maturity date of three months, amounted to JPY100.0 million and JPY101.3 million ($0.6 million), respectively.

Accounts receivable, net

Accounts receivable, net

The Company’s accounts receivable consist primarily of receivables from automotive OEMs and Tier 1 suppliers, and receivables resulting from the implementation of Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). The balance is presented net of an allowance for expected credit losses (that is, doubtful accounts).

The Company monitors the financial condition of its customers and records provisions for estimated credit losses on receivables when it believes customers are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for expected credit losses is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts receivable. The allowance for expected credit losses related to accounts receivable was nil as of February 28, 2025 and February 28, 2026.

Inventories, net

Inventories, net

Inventories, net are comprised of finished goods, and raw materials, and are stated at the lower of cost or estimated net realizable value using the weighted-average method. Costs include mainly the cost of merchandise inventories such as intelligent transport systems connect onboard units. Any excess of the cost over the net realizable value of each item of merchandise inventories is recognized as a provision for diminution in the value of merchandise inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to sell products. The Company periodically evaluates merchandise inventories for their net realizable value adjustments and reduces the carrying value of those merchandise inventories that are obsolete or in excess of the forecasted usage to their estimated net realizable value based on various factors including aging and expiration dates, as applicable, taking into consideration historical and expected future product sales. For the fiscal years ended February 29, 2024, February 28, 2025, and February 28, 2026, the Company recognized provisions for inventory valuation losses of nil, nil and JPY30.7 million ($0.2 million), respectively, which were included in cost of revenue.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation. Except for assets that are not subject to depreciation, such as land, depreciation and amortization of property and equipment are mainly provided using the straight-line method, which allocates an asset’s cost over the periods during which the Company benefits from the use of the asset. The expected economic useful lives of the Company’s assets are as follows:

Useful Life
Buildings	15 – 47 years
Leasehold improvements	Lesser of estimated useful life or the remaining lease term
Vehicle	3 – 6 years
Tools and equipment	2 – 15 years

Land has infinite useful life and is not subjected to amortization. Management reviews for impairment accordance with the accounting policy stated under impairment of long-lived assets.

Expenditures for maintenance and repair, which do not materially extend the useful lives of the assets, are charged to expenses as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of income and comprehensive income in other income or expenses.

Intangible assets, net

Intangible assets, net

Intangible assets with finite lives are initially recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of the respective assets. Acquired intangible assets from a business combination are recognized and measured at fair value at the time of acquisition. Those assets represent assets with finite lives and are further amortized on a straight-line basis over the estimated economic useful lives of the respective assets. The estimated useful life for the intangible assets is as follows:

Useful Life
Software	3 – 10 years
Customer relationships	4 years

Impairment for long-lived assets

Impairment for long-lived assets

Long-lived assets, including property and equipment, intangible assets, and operating lease right-of-use assets with finite lives, are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognizes an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company will reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. For the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, no impairment of long-lived assets was recognized.

Leases

Leases

The Company accounts for lease in accordance with ASC 842. The Company considers whether a contract is a lease or if it contains a lease element when a contract is executed. If a contract conveys the right to control the use of the identified asset for a period of time in exchange for consideration, such contract is determined to contain a lease element. When the contract contains a lease element, a lease is either classified as operating lease or finance lease when the Company is a lessee, and a sales-type lease or direct financing lease when the Company is a lessor.

1)	Lease as a lessee

Operating leases

The Company leases offices, employee dormitories, vehicles, and facilities under operating lease arrangements. The Company determines whether an arrangement is, or contains, a lease at contract inception. An arrangement contains a lease if the Company has the right to direct the use of and obtain substantially all of the economic benefits of an identified asset. Right-of-use assets and lease liabilities are recognized at lease commencement based on the present value of lease payments over the lease term. Leases with an initial term of 12 months or less are not recognized on the consolidated balance sheets and are recorded as short-term lease expense. The discount rate used to calculate present value is the Company’s incremental borrowing rate based on the lease term and the economic environment.

Certain leases have renewal options or options to terminate prior to lease expiration, which are included in the measurement of right-of-use assets and lease liabilities when it is reasonably certain they will be exercised. The Company has elected to account for lease and non-lease components as a single lease component for its office facilities. The fixed portion of these payments is included in the measurement of right-of-use assets and lease liabilities at lease commencement, while the variable portion is recorded as variable lease expense. The Company’s leases do not contain material residual value guarantees or restrictive covenants. The Company recognizes sublease income on a gross basis over the sublease term in its consolidated statements of income and comprehensive income, as the Company remains the primary obligor.

Finance leases

The Company also has a limited number of equipment leases that qualify as financing leases. Finance lease assets are subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the finance lease assets are amortized over the useful life of the underlying asset. Accordingly, the assets leased under the finance leases are included in property and equipment, and depreciation thereon is recognized in operating expenses in the consolidated financial statements. When the Company makes its contractually required payments under finance leases, the Company allocates a portion to reduce the finance lease obligation and a portion is recognized as interest expenses.

2)	Lease as a lessor

The Company leases hardware products to some of its customers. The Company determines the existence of a lease when the customer controls the use of the identified hardware for a period of time defined in the lease agreement. The Company’s lease agreements typically have a duration of five years, with payments generally made in equal monthly installments. The Company’s leases do not include termination rights or variable pricing, and they typically do not include purchase rights at the end of the lease term. The Company classifies its leases as sales-type leases, with revenue and cost of sales recognized at the time of hardware delivery. As of February 28, 2025 and February 28, 2026, the gross lease receivables from sales-type leases were JPY39.9 million and JPY55.0 million ($0.4 million), respectively, and the net investment in sales-type leases, after deducting unearned interest income, was JPY39.1 million and JPY54.4 million ($0.3 million), respectively, recorded under prepayments and other assets on the consolidated balance sheets.

Asset retirement obligations

Asset retirement obligations

The Company accounts for asset retirement obligations in accordance with ASC 410-20, Asset Retirement Obligations. ASC 410-20 requires the Company to record the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the operation use of the leased assets. Asset retirement obligations consist of estimated restoration costs to be incurred by the Company in the future once the economic life of its leased assets is reached. The estimated fair value of the asset retirement obligation is based on the current cost escalated discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life. The liability is accreted until the Company settles the obligation.

Long-term investments

Long-term investments

The Company’s long-term investments consist of equity investments with readily determinable fair value and equity investments without readily determinable fair value. The accompanying shareholding is less than 20% of the voting rights.

For equity securities without readily determinable fair value and do not qualify for the net asset value (“NAV”) practical expedient, the Company elects to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Significant judgments are required to determine (i) whether observable price changes are orderly transactions and identical or similar to an investment held by the Company; and (ii) the selection of appropriate valuation methodologies and underlying assumptions, including expected volatility and the probability of exit events as it relates to liquidation and redemption features used to measure the price adjustments for the difference in rights and obligations between instruments. Equity securities with readily determinable fair values are measured at fair value, and any changes in fair value are recognized in the consolidated statements of income and comprehensive income.

For equity investments measured at fair value with changes in fair value recorded in earnings, the Company does not assess whether those securities are impaired. For equity investments that the Company elects to use the measurement alternative, the Company makes a qualitative assessment considering impairment indicators to evaluate whether investments are impaired at each reporting date. Impairment indicators considered include, but are not limited to, a significant deterioration in the earnings performance or business prospects of the investee, including factors that raise significant concerns about the investee’s ability to continue as a going concern, a significant adverse change in the regulatory, economic, or technologic environment of the investee and a significant adverse change in the general market condition of either the geographical area or the industry in which the investee operates. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the Company recognizes an impairment loss in earnings equal to the difference between the carrying value and fair value.

As of February 28, 2025 and February 28, 2026, the initial cost basis of investments without readily determinable fair value was JPY451.2 million and JPY501.2 million ($3.2 million), respectively. Accumulated impairment losses recognized on such investments amounted to JPY363.7 million and JPY454.8 million ($2.9 million), respectively. As a result, the total carrying value of such investments was JPY87.5 million and JPY46.5 million ($0.3 million), respectively.

The Company did not recognize any additional impairment losses or observable price changes during the fiscal years ended February 29, 2024 and February 28, 2025. During the fiscal year ended February 28, 2026, however, the Company recognized an impairment loss of JPY91.0 million ($0.6 million) related to its investment in Tomody Co., Ltd (“Tomody”).

In assessing the recoverability of its investment in Tomody, the Company considered a number of factors, including Tomody’s deteriorating operating performance, the loss of significant business opportunities, uncertainty regarding the commercialization of its products and services, unsuccessful financing efforts, and its constrained liquidity position.

Based on these factors and the deterioration in Tomody’s overall financial condition and outlook, the Company determined that the decline in the value of the investment was other-than-temporary. Accordingly, the carrying amount of the investment was written down to its estimated fair value as of February 28, 2026, resulting in the recognition of an impairment loss of JPY91.0 million ($0.6 million).

Goodwill

Goodwill

Goodwill represents the excess of cost over fair value of identifiable net assets acquired and assumed in business combinations. The Company assesses goodwill for impairment in accordance with ASC Subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20. Goodwill impairment assessments are performed at the reporting unit level, which is the same as the Company’s operating segments.

The Company has the option to assess qualitative factors first to determine whether step one of the goodwill impairment analysis is necessary. If a step one test is considered necessary based on the qualitative factors, the Company compares the estimated fair value of a reporting unit to its carrying value. The carrying value of each reporting unit is based on the assets and liabilities associated with the operations of the reporting unit. The Company calculates estimated fair values of the reporting units based on discounted future cash flows utilizing estimates in annual revenue, gross margins, fixed expense rates, allocated corporate overhead, and long-term growth rates for determining terminal value. If the carrying amount of a reporting unit exceeds its fair value, a loss will be recorded for the excess of the carrying value of the reporting unit over the fair value of the reporting unit.

As of February 28, 2025, the goodwill balances for the SDV and LBS reporting units were JPY69.8 million and JPY127.9 million, respectively. As of February 28, 2026, the goodwill balances for the SDV and LBS reporting units were JPY111.3 million and JPY127.9 million, respectively. For the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, the Company did not identify any triggering events or impairment indicators, primarily due to stable operating performance and no significant adverse changes in market conditions. Accordingly, no goodwill impairment was recognized.

Deferred offering costs

Deferred offering costs

Pursuant to ASC 340-10-S99-1, initial public offering (“IPO”) costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal fees related to the registration drafting and counsel, consulting fees related to the registration preparation, and the SEC filing and print related costs. During the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, the Company recorded a charge of nil, JPY86.2 million and JPY145.8 million ($0.9 million) related to the IPO. As of February 28, 2025 and February 28, 2026, the Company had capitalized deferred offering costs of JPY86.2 million and JPY232.0 million ($1.5 million), respectively.

Costs to fulfill contracts

Costs to fulfill contracts

The Company capitalizes costs incurred to fulfill customer contracts when such costs relate directly to a contract, generate or enhance resources that will be used in satisfying future performance obligations, and are expected to be recovered. Capitalized fulfillment costs are amortized on a straight-line basis over the expected period of benefit, which generally corresponds to the contractual period over which the related revenue is recognized.

Fair value measurement

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement, and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments; and

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The Company utilizes fair value measurements to account for certain items and account balances within the consolidated financial statements. Fair value measurements may also be utilized on a non-recurring basis, such as for the impairment of long-lived assets. The fair value of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable, and certain accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The Company’s Level 1 assets consist of cash and cash equivalents and investments in marketable securities in the accompanying consolidated balance sheets. The carrying value of the Company’s long-term debt and operating lease liabilities approximates fair value at each balance sheet date because the stated rate of interest of the debt approximates the market interest rate at which the Company can borrow similar debt, and the discount rates used for the lease liabilities approximate market interest rates.

As of February 28, 2025, the Company’s Level 3 assets included mezzanine equity, for which fair value is determined using EBITDA multiples from comparable companies with management’s judgment in selecting the appropriate point within the observed range, which represents an unobservable input, and outstanding share options, for which fair value is determined using the binomial option pricing model incorporating some unobservable inputs. These inputs include expected exercise behavior of award holders, employee and director’s turnover rates, and the probability of satisfying performance conditions (e.g., completion of an initial public offering). Other assumptions used in the model include the fair value of our ordinary share, expected volatility, expected dividend yield, and risk-free interest rates. The fair value of the Company’s mezzanine equity is primarily sensitive to the selected EBITDA multiple. A significant increase (decrease) in the selected EBITDA multiple, in isolation, would result in a significantly higher (lower) fair value measurement.

As of February 28, 2026, the fair value of the Company’s mezzanine equity was determined based on the anticipated IPO price derived from the Company’s ongoing discussions with its underwriter, which was equal to the actual IPO price. Management concluded that the anticipated IPO price, which was determined based on observable market inputs including comparable company valuations and institutional investor indications, represented the best available evidence of the fair value of the Company’s mezzanine equity. No discount for lack of marketability or other adjustments were applied given the proximity of the valuation date to the IPO (approximately two months) and the absence of material changes in the Company’s business or financial condition during the intervening period. The anticipated IPO price involved significant management judgment and represented a significant unobservable input as of the valuation date. Accordingly, the fair value measurement remained classified within Level 3 of the fair value hierarchy. The fair value of the Company’s mezzanine equity is primarily sensitive to the anticipated IPO price. A significant increase (decrease) in the anticipated IPO price, in isolation, would result in a significantly higher (lower) fair value measurement.

Refer to Note 11 and 13 for additional information on fair value measurements. As of February 28, 2025 and February 28, 2026, the Company did not have any assets or liabilities measured at fair value classified as Level 2.

Cost of revenue

Cost of revenue

Cost of revenue mainly consists of personnel expenses, license fees, material costs, outsourcing costs, depreciation expenses, and other related expenses directly used in the provision of services to customers.

Selling, general, and administrative expenses

Selling, general, and administrative expenses

Selling, general, and administrative expenses include all operating costs of the Company, except cost of revenue, as described above. As a result, the majority of the cost of directors and employee compensation, commission fees, depreciation, office supplies, travelling fees, advertisement and membership promotion fees, and operating lease expenses are included in selling, general, and administrative expenses. Since these expenses serve similar functions and pertain to the same aspects of the business, the Company has consolidated them into a single line item under this title.

Research and development (R&D) expenses

Research and development (R&D) expenses

Research and development expenses include costs directly attributable to the conduct of research and development programs, including employee compensation and related expenses of employees involved, office rent, utilities, travel expenses, professional service fees, and raw materials or other supplies consumed in the course of research and development activities. All costs associated with research and development are expensed as incurred.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the consolidated financial statements. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as a component of selling, general, and administrative expenses in the period incurred. No significant penalties or interest relating to income taxes was incurred during the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, and there was no uncertain tax provision as of February 28, 2025 and February 28, 2026.

Mezzanine equity

Mezzanine equity

Where equity interests are determined to be conditionally redeemable upon the occurrence of certain events that are not solely within the control of the Company, and upon such event, the shares would become redeemable at the option of the holders, they are classified as mezzanine equity (temporary equity). The purpose of this classification is to convey that such a security may not be permanently part of equity and could result in a demand for cash or other assets of the entity in the future. This redeemable ordinary share was historically recorded at its fair value in the mezzanine equity section of the consolidated balance sheets and changes in fair value were recorded in retained earnings.

Historically, the fair value of an ordinary share was determined by management using an industry-appropriate EBITDA multiples approach. Guideline public companies were selected based on business and financial similarity through a multi-step screening process that considered both qualitative and quantitative factors such as revenue growth, profitability, and market capitalization.

Multiples were derived from this peer group and applied to the Company’s actual EBITDA to estimate enterprise value. Equity value was calculated by adjusting for non-operating assets and interest-bearing liabilities, followed by a 30% illiquidity discount reflecting the Company’s non-listed status. An increase in the selected EBITDA multiple would increase the fair value of the redeemable ordinary shares. The categorization of the framework used to price this temporary equity was considered a Level 3, due to the reliance on observable market inputs derived from comparable publicly traded companies and management’s judgment in selecting the appropriate point within the observed range.

The redemption feature of the redeemable ordinary share, allowing the holder to put its shares to the Company for cash, was in effect prior to the IPO. As a result, the redeemable ordinary share was recorded as mezzanine equity at fair value on the consolidated balance sheets, and changes in fair value were recorded in retained earnings during that period. Refer to Note 11 for further information.

Treasury shares

Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in shareholders’ equity.

When a treasury share is reissued at an amount higher than its cost, the difference is recorded as a component of capital in excess of par in the consolidated statements of changes in equity. When a treasury share is reissued at an amount lower than its cost, the difference is recorded as a component of capital in excess of par to the extent that gains exist to offset the losses. For the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, the treasury shares were reissued at an amount higher than their acquisition cost, and the difference of JPY179.1 million, JPY85.9 million and JPY71.5 million ($0.5 million) was recorded as additional paid-in capital.

Earnings per share

Earnings per share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share.” ASC 260 requires companies to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average ordinary share outstanding for the period. Diluted EPS presents the dilutive effect on a per share basis of the potential ordinary shares (for instance, convertible securities, options, and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (that is, those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, there were nil dilutive shares.

Prior to the effective date of the IPO, the Company’s redeemable ordinary share was included in the weighted-average number of common shares outstanding for calculating basic and diluted net income per share. For the fiscal years ended February 29, 2024, February 28, 2025 and February 28, 2026, there were 313,300 redeemable ordinary shares.

Share-based compensation

Share-based compensation

The Company grants share options to members of the board of directors, and employees based on the estimated fair values of the awards at grant date using the binomial option pricing model. This model requires the Company to use certain estimates and assumptions such as:

●	fair value of the Company’s ordinary share;

●	expected volatility of its ordinary shares – based on the volatility of comparative publicly traded companies;

●	expected dividend yield;

●	risk-free interest rates based on the Japanese Government Bond yields; and

●	expected exercise behavior, which reflects management’s estimates of when awards will be exercised.

If any of the assumptions used in the binomial option pricing model changes significantly, share options for future awards may differ materially compared with the awards granted previously.

The share option awards contain both service and performance conditions. The service condition will be satisfied upon the continuous employment, or continuous service as a member of the board of directors at exercise date. The performance condition will be satisfied upon the occurrence of an IPO. Expense related to awards which contain both service and performance conditions is recognized using the accelerated attribution method. No expense will be recorded related to these awards until the performance condition becomes probable of occurring which is upon consummation of the IPO.

Related parties

Related parties

Parties, which can be a corporation or individual, are considered to be related if the Company has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Companies are also considered to be related if they are subject to common control or common significant influence, such as a family member or relative, a shareholder, or a related corporation.

Commitments and contingencies

Commitments and contingencies

In the ordinary course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such a contingency if it determines it is probable that a loss has occurred, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Risks and uncertainties

Risks and uncertainties

Concentration of credit risk

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and accounts receivable. The Company places its cash with financial institutions with high credit ratings and quality.

Accounts receivable primarily comprise of amounts receivable from the service customers. To reduce credit risk, the Company performs ongoing credit evaluations of the financial condition of these service customers. The Company establishes a provision for expected credit loss based upon estimates, factors surrounding the credit risk of specific service customers and other information.

Concentration of customers

For purposes of the following disclosure, customers that are under common control are aggregated and presented on a combined basis.

As of February 28, 2025, Honda Group[2], Uni Electronics Inc. (“Uni Electronics”), and Denso Group[1] accounted for 40.1%, 28.8%, and 13.0% of the Company’s total accounts receivable, respectively. As of February 28, 2026, Uni Electronics, Denso Group, and Yamaha Group[4] accounted for 27.1%, 15.7%, and 14.9% of the Company’s total accounts receivable, respectively. There was no other customer that accounted for more than 10% of the Company’s total accounts receivable.

As of February 28, 2025, Honda Group and Toyota Group[3] accounted for 52.1% and 26.2% of the Company’s total contract assets, respectively. As of February 28, 2026, Honda Group and Toyota Group accounted for 73.4% and 20.0% of the Company’s total contract assets, respectively. There was no other customer that accounted for more than 10% of the Company’s total contract assets.

For the fiscal year ended February 29, 2024, Honda Group and Uni Electronics accounted for 48.1% and 24.2% of the Company’s total revenue, respectively. For the fiscal year ended February 28, 2025, Honda Group, Toyota Group, and Uni Electronics accounted for 51.5%, 14.3%, and 14.0% of the Company’s total revenue, respectively. For the fiscal year ended February 28, 2026, Honda Group, Toyota Group, and Uni Electronics accounted for 50.6%, 16.3%, and 11.4% of the Company’s total revenue, respectively. There was no other customer that accounted for more than 10% of the Company’s total revenue.

[1]	Including other entities under common control with Denso Corporation and with which the Company has transactions.
[2]	Including other entities under common control with Honda Motor Co., Ltd. and with which the Company has transactions.
[3]	Including other entities under common control with Toyota Motor Corporation and with which the Company has transactions.
[4]	Including other entities under common control with Yamaha Motor Corporation and with which the Company has transactions.

Concentration of vendors

For purposes of the following disclosure, vendors that are under common control are aggregated and presented on a combined basis.

As of February 28, 2025, Toyota Group accounted for 14.7% of the total balance of accounts payable. As of February 28, 2026, Toyota Group and Telenav Inc. accounted for 11.2% and 10.1% of the total balance of accounts payable, respectively. There was no other vendor that accounted for more than 10% of the Company’s total accounts payable.

For the fiscal year ended February 29, 2024, Toyota Group and Uni Electronics accounted for 14.1% and 12.6% of the Company’s total purchases, respectively. For the fiscal year ended February 28, 2025, Toyota Group and Telenav Inc. accounted for 10.1% and 10.0% of the Company’s total purchases, respectively. There was no other vendor that accounted for more than 10% of the Company’s total purchases.

Foreign currency risk

The Company’s global operations are conducted predominantly in JPY. Other than JPY, the Company generates revenue and incurs expenditures principally in US$, THB, and EUR. The Company’s international operations expose it to risk of adverse fluctuations in foreign currency exchange rates through the remeasurement of foreign currency denominated assets and liabilities (both third-party and intercompany) and translation of earnings and cash flows into JPY.

Recently Announced Accounting Standards

Recently Announced Accounting Standards

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the JOBS Act, the Company meets the definition of an emerging growth company and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they apply to private companies.

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU enhances the transparency and decision usefulness of income tax disclosures to provide investors information to better assess how an entity’s operations and related tax risks and tax planning and operational opportunities affect its tax rate and prospects for future cash flows. This new guidance is effective for the Company for its fiscal years beginning after December 15, 2025, since the Company is an emerging growth company. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03—Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) to improve the disclosures about a public business entity’s expenses and address requests from investors for more detailed information about the types of expenses (including purchases of inventory, employee compensation, depreciation, amortization, and depletion) in commonly presented expense captions (such as cost of sales, selling, general, and administrative, and research and development). This ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01—Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40) to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements.

In November 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270), which requires entities to disclose events occurring since the end of the last annual reporting period that have a material impact on the entity and clarifies the applicability, form, and content of interim financial reporting under U.S. GAAP. The guidance is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted, and the amendments may be applied either prospectively or retrospectively. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, which contains amendments to the Accounting Standards Codification intended to clarify guidance, correct errors, and make minor improvements. The amendments are effective for annual reporting periods beginning after December 15, 2026, including interim periods within those annual reporting periods. Early adoption is permitted. The Company is currently evaluating the impact of this new standard on the Company’s consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, consolidated statements of income, and consolidated statements of cash flows.